Note 18 - Investment in Joint Venture	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
18.	Investment in Joint Venture

On March 25, 2011, the Company entered into a partnership (the “Joint Venture”) with companies managed by Eton Park Capital Management, L.P. ("Eton Park") and Rhône Capital III L.P. ("Rhône") to form Euromar LLC.  Eton Park’s investments are made through Paros Ltd., a Cayman Islands exempted company, and Rhône’s investments are made through the Cayman Islands limited companies All Seas Investors I Ltd. and, All Seas Investors II Ltd., and the Cayman Islands exempted limited partnership All Seas Investors III LP.  Euromar LLC will acquire, maintain, manage, operate and dispose of shipping vessels.  Pursuant to the terms of the Joint Venture, the Company may invest up to $25.0 million for a 14.286% interest in the Joint Venture, while Eton Park and Rhône may each invest up to $75.0 million for a 42.857% interest in the Joint Venture each, for a total of $175 million. After March 25, 2012, Eton Park and Rhône has the option to convert part or all of their holdings in the Company’s stock at a conversion ratio based on the ratio of the net asset market values of the Company and the Joint Venture, or the ratio of the Company’s market value multiplied by 0.925 and the net asset market value of the Joint Venture, whichever is to the advantage of the Company.  No conversion can take place if any of the net asset market values are negative.   Management of the vessels and various administrative services pertaining to the vessels are performed by Eurobulk and its affiliates; strategic, financial and reporting services are provided by Euroseas. For these services, Euroseas earned $240,000 in 2013. These amounts are recorded in “Related party revenue” under “Revenues”.

In March 2013, the Company contributed $6,250,000 and as of December 31, 2013, the Company has contributed $25.0 million. The Company accounts for its investment in the Joint Venture using the equity method of accounting despite the fact that it is a minority partner, because it is considered to have significant influence in the operations and management of Euromar LLC (see “Significant Accounting Policies” – Note 2).  The Company’s share of the results of operations of the Joint Venture is included in the “Consolidated statements of operations” as “Equity loss in joint venture”.  The Company’s share of the results of operations of the Joint Venture amounted to a loss of $($2,415), ($1,219,692) and ($2,023,191) for the years 2011, 2012 and 2013, respectively.  The Company’s investment in the Joint Venture is recorded in the “Consolidated balance sheets” at its book value which was $16,989,061 and $21,215,870 as of December 31, 2012 and 2013, respectively.

Summarized financial information for the Joint Venture is as follows:

	2011	2012	2013

Current assets	7,732,697	10,912,327	11,207,156
Non current assets	217,878,004	242,007,329	268,669,048
Current liabilities	16,908,232	6,051,142	2,829,682
Non current liabilities	107,737,239	127,316,330	128,600,421
Members’ contributions	105,750,000	132,000,000	175,750,000
Voyage revenue	29,233,585	27,428,223	27,510,792
Net revenue	28,107,669	26,216,805	26,163,274
Operating income / (loss)	6,357,218	(2,018,854)	(7,313,783)
Net loss	(16,902)	(8,413,047)	(14,856,082)